Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income/(loss) for basic earnings per share		$ (1,673,217)	$ 2,774,348	$ (2,915,424)	$ (5,772,668)	$ (7,831,230)	$ (6,706,972)
Less change in fair value of warrant liability			4,047,742	1,109,192			3,436,195
Net loss for diluted earnings per share		$ (1,673,217)	$ (1,273,394)	$ (4,024,616)	$ (5,772,668)	$ (7,831,230)	$ (10,143,167)
Denominator:
Weighted-average basic common shares outstanding	[1]	3,432,081	2,648,240	3,245,653	2,553,930	2,606,577	2,063,842
Assumed conversion of dilutive securities:
Common stock purchase warrants			180,818	102,184			294,652
Denominator for diluted earnings per share - adjusted weighted-average shares		3,432,081	2,829,058	3,347,837	2,553,930	2,606,577	2,358,494
Basic net income (loss) per share	[1]	$ (0.49)	$ 1.05	$ (0.90)	$ (2.26)	$ (3.00)	$ (3.25)
Diluted net loss per share	[1]	$ (0.49)	$ (0.45)	$ (1.20)	$ (2.26)	$ (3.00)	$ (4.30)

[1]	Adjusted to reflect the reverse stock split of one-for-ten effective October 7, 2016.